Income Taxes - Schedule of Unused Tax Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Canada [Member] | Non-Capital Losses [Member]
Tax Credit Carryforward [Line Items]
Unused tax losses	$ 385,640
Expiration dates	2030 to 2034
Canada [Member] | Capital Losses [Member]
Tax Credit Carryforward [Line Items]
Unused tax losses	78,776
Expiration dates
Mongolia [Member] | Non-Capital Losses [Member]
Tax Credit Carryforward [Line Items]
Unused tax losses	$ 1,040,847
Expiration dates	2018 to 2022